Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 10—INCOME TAXES

The items accounting for the difference between income taxes computed at the statutory rates and the provision for income taxes (including the components of deferred tax assets and liabilities) are as follows for the years ended December 31:

	2011	2010
Net loss	$(6,049,335)	$(158,114)
Tax rate	31.64%	34.80%

Tax at statutory rate	(1,914,000)	(55,026)
Stock-based compensation	498,057	—
Property	27,421	1,517
Non taxable capital gain	(20,966)	—
Valuation allowance	1,409,488	53,509

Deferred tax asset	$—	$—

We established a valuation allowance for the full amount of the net deferred tax asset as management does not currently believe that it is more likely than not that these assets will be recovered in the foreseeable future. The increase in the valuation allowance was $1,355,979 and $53,509 for 2011 and 2010, respectively. The net operating loss at December 31, 2011 is approximately $1.7 million, which will begin to expire during 2030. The tax years 2010 and 2011 remain open to examination by federal agencies and other jurisdictions in which we operate.